Expense Example	Oct. 07, 2026 USD ($)
Tuttle Capital Thematic ETF | Tuttle Capital Thematic ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Inference ETF | Tuttle Capital AI Inference ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI TokenMax ETF | Tuttle Capital AI TokenMax ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Substrate ETF | Tuttle Capital AI Substrate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Test Equipment ETF | Tuttle Capital AI Test Equipment ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Capacitor ETF | Tuttle Capital AI Capacitor ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital Robotic Perception ETF | Tuttle Capital Robotic Perception ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Thermal Management ETF | Tuttle Capital AI Thermal Management ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Memory Wall ETF | Tuttle Capital AI Memory Wall ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital On-Device AI ETF | Tuttle Capital On-Device AI ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI DC Power Architecture ETF | Tuttle Capital AI DC Power Architecture ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Network Fabric ETF | Tuttle Capital AI Network Fabric ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital AI Drug Discovery ETF | Tuttle Capital AI Drug Discovery ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital Space Data Centers ETF | Tuttle Capital Space Data Centers ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tuttle Capital Owned Intelligence ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240